Pomona Investment Fund	Consolidated Schedule of Investments

    June 30, 2024 (Unaudited)

Private Equity Investments (87.05%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (1.78%)
Blue Owl GP Stakes Nimbus Cayman (B) LP(f)(g)	North America	09/10/2021	$9,477,121
Blue Owl GP Stakes Nimbus U.S. (A) LLC(f)(g)	North America	09/10/2021	1,743,916
BSV Opportunities B, FCRE(d)(f)	Europe	12/16/2021	5,148,270
Investcorp Aspen Offshore Fund, L.P.	Rest of World	07/01/2019	10,995,251
Roark Capital Partners II Sidecar LP(d)(f)	North America	10/18/2018	1,783,156
Total Direct Investments/Co-Investments			29,147,714

Primary Investments (4.02%)
ABS Capital Partners IX, L.P.(d)(f)(g)	North America	04/15/2024	75,894
Accel-KKR Capital Partners VII LP(d)(f)	North America	12/16/2022	(71,360)
Accel-KKR Growth Capital Partners IV LP(d)(f)	North America	12/17/2021	1,139,972
Apax XI USD L.P.(d)(f)(g)	Europe	10/19/2023	254,152
Berkshire Fund X-A, L.P.(d)(f)(g)	North America	09/22/2020	7,167,374
Blue Owl GP Stakes V Offshore Investors LP(f)(g)	North America	09/20/2021	3,422,329
BPEA EQT Mid-Market Growth Partnership, SCSp(d)(f)(g)	Europe	06/07/2023	103,769
CB Offshore Equity Fund X, Limited Partnership(f)(g)	North America	11/20/2020	3,229,533
Clearlake Capital Partners VII (USTE), L.P.(f)	North America	09/17/2021	3,188,588
Genstar Capital Partners X, L.P.(f)(g)	North America	04/01/2021	4,933,962
Genstar Capital Partners XI, L.P.(f)(g)	North America	04/26/2023	69,664
Green Equity Investors Side IX, L.P.(d)(f)(g)	North America	03/01/2022	1,714,233
Hellman & Friedman Capital Partners IX (Parallel), L.P.(f)	North America	09/28/2018	2,849,741
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)(f)	North America	05/10/2021	3,920,334
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)(f)	North America	12/16/2022	-
HighVista Private Equity VIII (Offshore), L.P.(f)(g)	Europe	04/11/2019	3,361,409
Norwest Mezzanine Partners V-A, LP(d)(f)(g)	North America	09/30/2023	770,327
Roark Capital Partners V (TE) LP(f)	North America	04/30/2018	6,966,321
Roark Capital Partners VI (TE) LP(f)(g)	North America	01/28/2022	3,431,819
TA XIV-B, L.P.(f)(g)	North America	05/27/2021	4,540,682
TA XV-B, L.P.(d)(f)(g)	North America	04/27/2023	-
The Veritas Capital Fund VII, L.P.(d)(f)(g)	North America	10/10/2019	3,972,928
The Veritas Capital Fund VIII, L.P.(d)(f)(g)	North America	03/16/2022	5,755,775
Thoma Bravo Explore Fund II-A, L.P.(d)(f)	North America	02/03/2022	-
Thoma Bravo Fund XV-A, L.P.(d)(f)	North America	02/03/2022	4,135,672
Vista Equity Partners Fund VIII-A, L.P.(f)(g)	North America	04/27/2022	1,021,602
Total Primary Investments			65,954,720

Seasoned Primary Investments (4.30%)
Aerospace, Transportation and Logistics Fund II LP(d)(f)(g)	North America	03/31/2019	2,526,045
Avista Healthcare Partners (Offshore) I, L.P.(f)	North America	12/01/2017	321,154
Gryphon Partners IV, L.P.(f)	North America	06/08/2016	3,585,975
Gryphon Partners VI-A, L.P.(d)(f)	North America	12/17/2021	9,067,813
Halifax Capital Partners V, L.P.(d)(f)(g)	North America	09/30/2023	625,000
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)(f)(g)	North America	10/26/2021	5,520,482
Ironsides Offshore Direct Investment Fund V, L.P.(d)(f)(g)	North America	12/31/2019	4,352,816
L Catterton IX, L.P.(d)(f)	North America	03/09/2021	7,624,033
Merit Mezzanine Fund VI, L.P.(f)(g)	North America	03/02/2018	1,843,913
NB Credit Opportunities II Cayman Feeder LP(f)(g)	North America	06/30/2023	14,317,101
OceanSound Partners Fund, LP(f)(g)	North America	01/31/2022	7,425,746
OceanSound SMX Rollover AIV, L.P.(d)(f)(g)	North America	03/26/2024	2,230,943
Providence Equity Partners IX-A S.C.Sp.(f)(g)	North America	10/05/2023	2,895,334
Sorenson Capital Partners IV-B, L.P.(d)(f)(g)	North America	01/11/2022	5,387,891
VSS Structured Capital Parallel III, L.P.(f)	North America	01/26/2018	2,803,040
Total Seasoned Primary Investments			70,527,286

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%)
A10 USD (Feeder) L.P.(d)(f)(g)	Europe	03/28/2024	$1,210,899
A9 EUR (Feeder) L.P.(f)(g)	Europe	10/19/2023	10,908,601
A9 USD (Feeder) L.P.(f)(g)	Europe	10/19/2023	3,741,303
ABRY Partners IX, L.P.(d)(f)(g)	North America	03/28/2024	2,562,107
ABRY Senior Equity V, L.P.(f)(g)	North America	03/28/2024	1,914,930
ABS Capital Partners VII Offshore, L.P.(d)(f)(g)	North America	10/01/2023	3,157,155
ABS Capital Partners VII, L.P.(d)(f)(g)	North America	10/01/2023	8,122,781
Accel-KKR Capital Partners CV III, LP(d)(f)	North America	06/30/2021	5,848,197
Actis Energy 5 LP(f)(g)	Europe	06/30/2023	319,000
Advent International GPE VI-A Limited Partnership(d)(g)	North America	03/31/2021	134,019
Advent International GPE VII-B Limited Partnership(d)(f)(g)	North America	06/30/2015	388,358
Advent International GPE VIII-B-2 Limited Partnership(d)(g)	North America	03/31/2022	2,308,578
Advent International GPE VIII-C Limited Partnership(d)(g)	North America	12/31/2019	1,682,314
AEA EXC CF LP(d)(f)(g)	North America	08/12/2022	11,386,086
Alpha Private Equity Fund 7 (SCA) SICAR(d)(g)	Europe	06/28/2024	24,653,868
American Industrial Partners Fund IV, L.P.(d)(f)(g)	North America	06/28/2024	1,160,338
American Securities Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	2,524,824
American Securities Partners VII, L.P.(f)(g)	North America	12/30/2022	23,572,502
AP VIII Private Investors Offshore (USD), L.P.(d)(f)	Europe	06/30/2017	23,708
AP VIII Private Investors, LLC(d)(f)	Europe	06/28/2019	472,532
Apax Europe VI - A, L.P.(d)(f)	Europe	12/30/2016	207,535
Apax Europe VII - B, L.P.(d)(f)	Europe	03/31/2021	32,050
Apax IX USD L.P.(f)(g)	Europe	10/19/2023	16,294,672
Apollo Investment Fund VI, L.P.(d)(f)	North America	12/31/2018	63,398
Archer Capital Trust 5B(d)(f)(g)	Rest of World	03/28/2024	1,048,486
Artiman Ventures III, L.P.(d)(f)(g)	North America	03/31/2021	733,363
Astorg VI SLP(d)(f)(g)	Europe	03/31/2022	2,400,886
Astorg VII SLP(d)(f)(g)	Europe	03/31/2022	9,294,359
Atlas Capital Resources LP(d)(f)(g)	North America	06/30/2021	381,090
Audax Mezzanine Fund III, L.P.(d)	North America	09/30/2016	746,029
Audax Private Equity Aspen CF, L.P.(d)	North America	03/24/2022	7,835,858
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	130,564
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	1,685
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	20,186
Avista Healthcare Partners, L.P.(f)	North America	12/31/2019	(1,065)
Bain Capital Asia Fund II, L.P.(d)(f)(g)	North America	12/31/2019	1,424,377
Bain Capital Asia Fund III, L.P.(f)(g)	North America	06/30/2023	3,273,947
Bain Capital Distressed and Special Situations 2013 (E), L.P.(d)(f)(g)	North America	06/30/2015	52,392
Bain Capital Empire Holdings, L.P.(d)(f)(g)	North America	09/21/2022	16,633,489
Bain Capital Europe Fund III, L.P.(d)(g)	North America	12/30/2016	159,959
Bain Capital Europe Fund V, SCSp(d)(f)(g)	North America	06/28/2024	1,898,398
Bain Capital Fund VII, L.P.(d)(g)	North America	12/29/2017	4,092,333
Bain Capital Fund X, L.P.(d)(f)(g)	North America	12/30/2015	3,594,769
Bain Capital Fund XII, L.P.(f)(g)	North America	03/28/2024	1,491,975
Bain Capital VII Coinvestment Fund, L.P.(d)(f)	North America	12/29/2017	54,119
Barley (No.1) Limited Partnership(d)(f)	Europe	04/25/2024	168,526
BC Asia III Private Investors, L.P.(f)(g)	North America	06/30/2020	1,687,255
BC Europe IV Private Investors, L.P.(f)(g)	North America	06/30/2020	980,790
BC European Capital IX-8 LP(f)	Europe	12/31/2020	711,248
BC European Capital X-2 LP(d)(f)(g)	Europe	03/28/2024	19,287,778
BC European Capital X-7 LP(d)(f)(g)	Europe	03/28/2024	1,478,730
BC Life Sciences Private Investors, L.P.(d)(f)	North America	06/30/2020	1,618,884
BC Partners XI GD - 2 LP(d)(f)(g)	Europe	03/28/2024	12,650,131

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
BC XI Private Investor, L.P.(d)(f)(g)	North America	04/10/2020	$1,490,948
BC XII Private Investors, L.P.(f)	North America	04/10/2020	4,999,489
BCP V-S L.P.(d)(f)	North America	09/29/2017	(77)
Berkshire Fund IX, L.P.(f)(g)	North America	09/03/2021	13,112,235
Berkshire Fund VI, Limited Partnership(d)(f)(g)	North America	12/31/2018	5,012,130
Berkshire Fund VII, L.P.(d)(f)(g)	North America	12/31/2018	569,315
Berkshire Fund VIII (IND), L.P.(f)(g)	North America	09/03/2021	3,045,660
Berkshire Fund X-A, L.P.(d)(f)(g)	North America	03/28/2024	648,144
Blackstone Capital Partners V L.P.(d)(f)	North America	09/29/2017	3,175
Blackstone Capital Partners VII, L.P.(f)(g)	North America	03/28/2024	567,335
Blackstone Capital Partners VIII (Lux), SCSp(f)(g)	North America	03/28/2024	430,194
Blue Owl GP Stakes US Investors LP(f)(g)	North America	03/31/2022	1,394,669
Bowmark Capital Partners V, L.P.(f)(g)	Europe	06/30/2023	1,106,647
BPEA Private Equity Fund VI, L.P.1(d)(f)(g)	Europe	06/30/2023	3,935,007
Brentwood Associates Private Equity V, L.P.(f)(g)	North America	12/29/2023	5,684,846
Bridgepoint Europe IV 'A' L.P.(d)(f)(g)	Europe	03/28/2024	911,412
Bridgepoint Europe IV 'E' L.P.(d)(f)(g)	Europe	03/31/2021	211,233
Bridgepoint Europe Portfolio IV LP(d)(f)(g)	Europe	03/28/2024	412,342
Capvis Equity IV L.P.(d)(g)	Europe	06/28/2024	6,437,821
Capvis Equity V L.P.(d)(f)(g)	Europe	06/28/2024	20,425,624
Carlyle Credit Opportunities Fund (Parallel), L.P.(d)(f)(g)	North America	09/29/2023	1,947,549
Carlyle Europe Partners V - EU, S.C.Sp.(d)(f)(g)	Europe	03/28/2024	713,669
Carlyle Partners V, L.P.(d)(f)	North America	12/31/2019	69,965
Carlyle Partners VII, L.P.(d)(f)(g)	North America	03/28/2024	5,573,400
Carlyle US Equity Opportunity Fund II, L.P.(f)(g)	North America	06/30/2022	1,797,527
CCP Climb LP(d)(f)(g)	Europe	05/03/2023	19,533,555
CCP Strider LP(d)(f)(g)	Europe	10/10/2022	19,393,866
CD&R Value Building Partners I, L.P.(g)	North America	12/02/2021	12,136,649
CDRF8 Private Investors, LLC(f)	North America	06/30/2017	6,085
Centerbridge Seaport Acquisition Fund, L.P.(d)(f)(g)	North America	04/27/2022	10,300,000
Cerberus Institutional Partners, L.P. - Series Four(f)	North America	12/30/2016	15,607
Charlesbank Equity Fund IX, Limited Partnership(f)(g)	North America	03/31/2022	4,442,008
Charlesbank Equity Fund VIII, Limited Partnership(f)(g)	North America	03/31/2022	1,560,266
Charterhouse Capital Partners IX(d)(g)	Europe	12/31/2021	22,863
CHP III, L.P.(d)	North America	09/29/2017	80,191
CI Capital Investors II, L.P.(d)(f)(g)	North America	12/31/2019	8,396
CI Capital Investors III, L.P.(d)(f)(g)	North America	12/31/2019	25,141,100
Clayton, Dubilier & Rice Fund IX, L.P.(f)(g)	North America	06/30/2022	3,161,636
Clayton, Dubilier & Rice Fund X, L.P.(f)(g)	North America	03/28/2024	971,820
Clayton, Dubilier & Rice Fund XI, L.P.(d)(f)(g)	North America	06/30/2022	3,253,811
Clearlake Capital Partners III, L.P.(d)(f)(g)	North America	09/30/2022	256,947
Clearlake Capital Partners IV, L.P.(f)(g)	North America	12/31/2019	2,116,195
Clearlake Capital Partners V (Offshore), L.P.(f)(g)	North America	12/30/2022	584,866
Clearlake Capital Partners V, L.P.(f)(g)	North America	09/30/2022	22,287,145
Clearlake Capital Partners VI, L.P.(f)(g)	North America	09/30/2022	2,386,847
Clearlake Opportunities Partners (P-Offshore), L.P.(f)	North America	12/31/2019	781,290
Coller International Partners VI, L.P.(d)(f)(g)	Europe	12/31/2021	231,458
Comvest Capital II International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	46,520
Comvest Capital III International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	258,597
Court Square Capital Partners (Offshore) III, L.P.(f)	North America	12/31/2020	872,897
CSHC Investment Aggregator, LLC(d)(g)	North America	03/28/2024	9,034,000
CVC Capital Partners VI (A) L.P.(d)(f)(g)	Europe	12/29/2023	3,778,293

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
CVC Capital Partners VI (B) L.P.(d)(f)(g)	Europe	12/30/2022	$12,750,897
CVC Capital Partners VII (A) L.P.(f)(g)	Europe	08/15/2022	3,888,902
CVC European Equity Partners V (A) L.P.(d)(f)(g)	Europe	12/30/2022	233,555
CVC European Equity Partners V (C) L.P.(d)(f)(g)	Europe	03/31/2023	259,752
DCM IV, L.P.(d)	North America	06/30/2015	160,281
DCM V, L.P.(d)	North America	06/30/2015	51,877
DCM VI, L.P.(d)(f)	North America	06/30/2015	185,220
Endless Fund IV A LP(d)(f)(g)	Europe	06/28/2024	5,485,583
EQT IX (No.2) EUR SCSp(d)(f)(g)	Europe	03/28/2024	1,637,612
EQT VII (No.1) Limited Partnership(d)(f)	Europe	12/31/2020	632,647
EQT VIII (No.1) SCSp(d)(f)	Europe	12/31/2020	1,282,410
EQT VIII (No.2) SCSp(d)(f)(g)	Europe	03/28/2024	1,135,708
Equistone Partners Europe Fund IV "E" L.P.(d)(f)(g)	Europe	12/31/2021	418,878
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	2,256,404
Five Arrows Florence Continuation Fund SCSp(d)(f)(g)	Europe	05/05/2022	10,296,540
Francisco Partners II, L.P.(d)(f)	North America	12/31/2018	3,279
Frontenac XI Private Capital (M) Limited Partnership(d)(f)(g)	North America	07/24/2023	5,984,524
FSN Capital IV L.P.(d)(f)	Europe	12/31/2019	50,972
General Atlantic Investment Partners 2013, L.P.(f)(g)	North America	12/31/2019	1,766,106
Genstar Capital Partners V, L.P.(d)(f)(g)	North America	03/31/2022	6,967
Genstar Capital Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	246,462
Genstar Capital Partners VII (EU), L.P.(f)(g)	North America	12/31/2020	734,110
Genstar Capital Partners VII, L.P.(f)(g)	North America	03/31/2022	6,393,393
Genstar Capital Partners VIII BL (EU), L.P.(d)(f)(g)	North America	12/31/2020	2,599,871
Genstar VIII Opportunities Fund I (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,432,936
GESD Investors II Liquidating Trust(d)(f)	North America	09/29/2017	24,565
Great Hill Equity Partners IV, L.P.(d)(g)	North America	06/28/2024	1,775,804
Green Equity Investors CF II, L.P.(d)(g)	North America	11/30/2021	1,851,534
Green Equity Investors CF, L.P.(d)(f)(g)	North America	04/26/2021	2,806,960
Green Equity Investors Side VI, L.P.(d)(f)(g)	North America	06/30/2021	5,126,375
Green Equity Investors V, L.P.(d)(f)(g)	North America	09/29/2017	44,282
Green Equity Investors VI, L.P.(d)(f)(g)	North America	09/30/2022	4,104,067
Green Equity Investors VII, L.P.(f)(g)	North America	03/28/2024	809,954
Green Equity Investors VIII, L.P.(d)(f)(g)	North America	03/28/2024	1,292,284
Gridiron Capital Fund II, L.P.(d)(f)(g)	North America	12/31/2019	648,502
Gridiron Energy Feeder I, L.P.(d)(f)	North America	05/10/2017	2,599,972
Gryphon Co-Invest Fund IV, L.P.(f)	North America	12/31/2020	177,131
Gryphon Heritage Partners, L.P.(d)(f)(g)	North America	03/28/2024	5,604,826
Gryphon Mezzanine Partners II, L.P.(f)(g)	North America	12/30/2022	17,295,401
Gryphon Mezzanine Partners, L.P.(f)(g)	North America	12/30/2022	2,582,705
Gryphon Partners 3.5, L.P.(d)(f)	North America	12/31/2020	23,626
Gryphon Partners IV, L.P.(f)(g)	North America	12/31/2020	10,297,256
Gryphon Partners V, L.P.(d)(f)(g)	North America	03/28/2024	24,220,717
Gryphon Partners V-A, L.P.(d)(f)	North America	12/31/2020	2,785,684
Gryphon Partners VI, L.P.(d)(f)(g)	North America	03/28/2024	21,243,510
GS Capital Partners VI Parallel, L.P.(d)(f)	North America	12/31/2019	20,214
GSO Capital Opportunities Overseas Fund L.P.(d)(f)	North America	12/30/2015	64,643
GSO Private Investors Offshore II, L.P.(d)(f)	North America	06/30/2017	41,072
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,731,147
H&F Clyde 2, L.P.(d)	North America	02/16/2024	1,909,460
H&F Executives IX, L.P.(f)	North America	09/30/2020	3,556,739
H&F Executives VIII, L.P.(f)	North America	09/30/2020	2,787,620
H.I.G. Advantage Buyout Fund, L.P.(d)(f)(g)	North America	06/28/2024	20,760,652

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)(f)(g)	North America	12/31/2018	$992,056
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)(f)	North America	03/31/2021	10,568
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	168,661
H.I.G. Capital Partners V, L.P.(f)(g)	North America	06/30/2023	4,510,420
H.I.G. Growth Buyouts & Equity Fund II, L.P.(d)(g)	North America	06/28/2024	1,917,831
Halifax Capital Partners IV, L.P.(d)(f)(g)	North America	03/31/2022	12,337,804
Hamilton Lane-Carpenters Partnership Fund IV L.P.(f)(g)	North America	03/31/2022	15,179,735
Hamilton Lane-Carpenters Partnership Fund V L.P.(d)(f)(g)	North America	03/31/2022	8,235,301
Harvest Partners Structured Capital Fund II, L.P.(f)(g)	North America	12/30/2022	27,908,399
Harvest Partners Structured Capital Fund III, L.P.(f)(g)	North America	12/30/2022	16,875,297
Harvest Partners Structured Capital Fund, L.P.(f)(g)	North America	12/30/2022	12,473,627
HCI Equity Partners IV, L.P.(d)(f)(g)	North America	03/28/2024	2,431,272
Hellman & Friedman Capital Partners VII (Parallel), L.P.(f)	North America	06/28/2019	476,210
Hellman & Friedman Capital Partners VII, L.P.(f)(g)	North America	06/30/2021	663,275
HFCP VII (Parallel-A), L.P.(f)	North America	09/30/2021	169,752
Hg Genesis 7 C L.P.(f)(g)	Europe	03/31/2023	480,161
Hg Genesis 7 E L.P.(f)(g)	Europe	06/30/2023	697,596
Hildred Perennial Partners I, LP(d)(f)(g)	North America	11/22/2023	28,600,767
HPE Continuation Fund I C.V.(d)(f)(g)	Europe	05/27/2021	3,231,193
Icon Partners II, L.P.(d)(f)	North America	03/27/2021	278,737
Icon Partners III, L.P.(f)(g)	North America	04/13/2021	(12,053)
Insight Equity I LP(d)(f)	North America	12/31/2018	(644)
Insight Equity II LP(d)(f)(g)	North America	12/31/2018	1,366,045
Insight Partners Continuation Fund, L.P.(f)(g)	North America	08/14/2019	8,940,654
Insight Venture Partners (Cayman) IX, L.P.(f)(g)	North America	09/30/2019	2,439,460
Insight Venture Partners (Cayman) VIII, L.P.(f)(g)	North America	09/30/2019	1,850,582
Insight Venture Partners (Cayman) X, L.P.(d)(f)(g)	North America	03/28/2024	4,921,374
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(f)(g)	North America	09/30/2019	279,242
Insight Venture Partners Coinvestment Fund II, L.P.(g)	North America	06/30/2015	919,378
Insight Venture Partners Coinvestment Fund III, L.P.(f)(g)	North America	06/30/2015	137,994
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(f)(g)	North America	09/30/2019	846,803
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(f)(g)	North America	09/30/2019	52,720
Insight Venture Partners IX, L.P.(f)(g)	North America	09/30/2019	62,546
Insight Venture Partners VII, L.P.(f)(g)	North America	06/30/2015	1,776,224
Insight Venture Partners VIII (Co-Investors), L.P.(f)(g)	North America	12/31/2019	222,268
Insight Venture Partners VIII, L.P.(f)(g)	North America	06/30/2015	2,815,022
Kelso Investment Associates IX, L.P.(f)(g)	North America	03/31/2022	1,948,153
Kelso Investment Associates VIII, L.P.(f)(g)	North America	09/29/2017	39,714
KKR Americas Fund XII L.P.(f)(g)	North America	03/31/2021	4,538,294
KKR China Growth Fund L.P.(f)(g)	North America	12/31/2021	101,410
KKR European Fund V (USD) SCSp(f)(g)	Europe	03/28/2024	1,124,516
KKR North America Fund XI L.P.(f)(g)	North America	12/31/2021	3,543,180
Lee Equity Partners Fund II, L.P.(d)(f)(g)	North America	03/28/2024	9,274,864
Lightspeed Venture Partners IX, L.P.(d)(f)(g)	North America	12/31/2020	2,851,902
Lion/Simba Investors, L.P.(f)	Europe	12/21/2020	5,273,831
Littlejohn Fund III, L.P.(d)(f)	North America	12/31/2018	17,008
Littlejohn Fund IV, L.P.(f)(g)	North America	12/30/2015	850,638
Littlejohn Fund V, L.P.(f)(g)	North America	12/29/2023	3,754,928
Lovell Minnick Equity Partners III LP(d)(f)	North America	06/30/2021	364,668
Madison Dearborn Capital Partners VI-C, L.P.(f)(g)	North America	03/31/2021	1,221
Madison Dearborn Capital Partners VII(f)(g)	North America	03/31/2022	6,314,446
Madison Dearborn Capital Partners VIII-A, L.P.(d)(f)(g)	North America	03/28/2024	2,201,576

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
Marlin Equity III, L.P.(d)(f)	North America	06/30/2021	$40,622
MDCP Insurance SPV, L.P.(d)(f)(g)	North America	05/09/2023	2,755,015
Mid Europa Fund V LP(d)(f)(g)	Europe	03/28/2024	623,125
Montagu+ SCSp(f)(g)	Europe	11/10/2021	12,845,604
Montreux Equity Partners IV, L.P.	North America	09/29/2017	43,637
MPE Partners II, L.P.(d)(f)(g)	North America	06/30/2019	1,681,305
MSouth Equity Partners II, L.P.(d)(f)	North America	12/31/2019	4,775
Nautic Partners VI-A, L.P.(d)(f)	North America	12/31/2019	276,802
Navis Asia Fund VI, L.P.(g)	Rest of World	03/31/2021	15,027
NB SPV, L.P.(d)(g)	North America	08/27/2021	6,067,400
New Enterprise Associates 12, Limited Partnership(d)(f)	North America	09/29/2017	19,371
New Mountain Partners III, L.P.(d)(f)(g)	North America	09/29/2017	91,708
New Mountain Partners IV, L.P.(f)(g)	North America	03/31/2023	1,112,115
New Mountain Partners V, L.P.(f)(g)	North America	03/31/2023	5,862,477
NewView Capital Fund I, L.P.(d)(f)	North America	10/31/2018	4,852,179
North Bridge Growth Equity II, L.P.(g)	North America	12/31/2020	5,753,489
Norwest Mezzanine Partners III, LP(d)(f)(g)	North America	09/29/2023	1,635,286
Norwest Mezzanine Partners IV(f)(g)	North America	09/29/2023	52,269,881
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	1,729
Oaktree Opportunities Fund IX (Cayman), L.P.(g)	North America	12/31/2021	1,587,044
Oaktree Opportunities Fund VIII (Cayman) Ltd.(d)(g)	North America	12/31/2021	5,496
Oaktree Private Investment Fund 2010, L.P.(f)	North America	06/30/2015	32,707
Odyssey Investment Partners Fund V, LP(f)(g)	North America	06/30/2023	4,468,981
Onex Partners IV LP(d)(f)(g)	North America	03/28/2024	3,886,221
PAI Strategic Partnerships SCSp(d)(f)(g)	Europe	03/28/2024	21,508,673
Paladin III (HR), L.P.(f)	North America	09/29/2017	133,161
Pamlico Capital III Continuation Fund, L.P.(d)(f)(g)	North America	01/27/2023	10,763,659
Parthenon Investors III, L.P.(d)(f)(g)	North America	12/31/2018	620,623
Pegasus WSJLL Fund, L.P.(d)(f)(g)	North America	12/13/2021	10,161,332
PEP VIII Antares Co-Investment L.P.(d)(g)	North America	03/28/2024	9,430,933
Permira IV Feeder L.P.(f)(g)	Europe	04/23/2020	8,956,083
Platinum Equity Capital Partners II(d)(f)	North America	09/29/2017	49,287
PRO SPV, LP(d)(g)	North America	08/27/2021	3,905,234
Providence Equity Offshore Partners IV L.P.(d)(f)	North America	12/30/2016	17,399
Providence Equity Partners (Unity) S.C.SP.(d)(f)(g)	Europe	05/31/2024	2,149,997
Providence Equity Partners V L.P.(f)	North America	12/30/2016	31,972
Providence Equity Partners VI L.P.(d)(f)(g)	North America	12/30/2016	72,998
Providence Equity Partners VII L.P.(f)(g)	North America	09/29/2017	7,202,816
Providence Equity Partners VII-A L.P.(f)(g)	North America	09/29/2023	20,625,843
Providence Equity Partners VIII L.P.(f)(g)	North America	03/28/2024	16,472,934
PT2-A, L.P.(d)(f)(g)	North America	12/16/2021	8,740,598
PTEV-A, L.P.(d)(f)(g)	North America	12/30/2021	4,895,363
RC III CKE LLC(d)(g)	North America	06/30/2023	5,244,005
RCF V Annex Fund L.P.(d)(f)(g)	Rest of World	06/30/2021	6,429
Resource Capital Fund V L.P.(d)(f)(g)	Rest of World	06/30/2021	76,005
Riverside Capital Appreciation Fund V, L.P.(d)(f)(g)	North America	03/31/2021	109,417
Roark Capital Partners CF LP(f)(g)	North America	05/11/2022	8,955,680
Roark Capital Partners CF RI LP(f)	North America	08/26/2022	998,111
Roark Capital Partners II LP(f)	North America	06/29/2018	174,690
Roark Capital Partners III LP(f)(g)	North America	06/29/2018	4,384,537
Roark Capital Partners IV LP(f)(g)	North America	06/29/2018	28,974,165
Roark Capital Partners V (T) LP(f)(g)	North America	12/29/2023	4,598,778

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
Samson Brunello 1, L.P.(d)(g)	North America	06/28/2024	$735,046
Samson Brunello 2, L.P.(d)	North America	02/19/2021	2,071,788
Samson Hockey 1, L.P.(d)(g)	North America	06/28/2024	516,879
Samson Hockey 2, L.P.(d)	North America	12/23/2020	1,677,196
Samson Shield 1, L.P.(d)(g)	North America	06/28/2024	963,278
Samson Shield 2, L.P.(d)	North America	12/23/2020	5,135,807
Saw Mill Capital Partners, L.P.(d)(f)	North America	09/29/2017	66,625
Seidler Equity Partners IV, L.P.(f)	North America	06/30/2021	1,041,765
Silver Lake Partners III, L.P.(f)	North America	12/31/2018	95,847
Silver Lake Partners V, L.P.(f)(g)	North America	06/30/2020	2,396,794
Sixth Cinven Fund (No. 2) Limited Partnership(d)(f)	Europe	12/30/2022	1,462,594
Sixth Cinven Fund (No. 4) Limited Partnership(d)(f)	Europe	06/30/2019	1,939,367
Sixth Street Opportunities Partners III (B), L.P.(f)	North America	06/30/2015	16,454
SL SPV-2, L.P.	North America	02/14/2019	935,331
Sorenson Capital Partners III, L.P.(d)(f)(g)	North America	12/31/2021	10,700,815
Sterling Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2021	423,150
Summit Partners Growth Equity Fund VIII-B, L.P.(d)(f)(g)	North America	12/31/2021	679,447
Summit Partners Private Equity Fund VII-A, L.P.(d)(g)	North America	12/31/2018	163,197
Sun Capital Partners IV, LP(d)	North America	12/31/2018	71,909
Sun Capital Partners V, L.P.(g)	North America	12/31/2018	78,842
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	3,576,232
TA Atlantic and Pacific VI L.P.(d)(f)	North America	03/31/2021	28,718
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	75,084
The Veritas Capital Fund V, L.P.(d)(f)(g)	North America	06/30/2019	6,316,760
The Veritas Capital Fund VI, L.P.(d)(f)(g)	North America	03/31/2022	4,550,271
Thomas H. Lee Equity Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	349,733
Thomas H. Lee Equity Fund VIII, L.P.(d)(f)(g)	North America	03/28/2024	547,738
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(f)	North America	06/29/2018	1,706,361
TowerBrook Investors III, L.P.(d)(f)(g)	North America	12/31/2019	15,181
TPF II-A, LP(d)(f)	North America	12/31/2019	10,800
TPG Asia VI, L.P.(d)(f)(g)	North America	03/28/2024	5,981,269
TPG Growth III (A), L.P.(d)(f)(g)	North America	12/31/2019	1,997,610
TPG Partners V, L.P.(d)(f)	North America	09/29/2017	2,838
TPG Partners VI, L.P.(f)(g)	North America	09/29/2017	177,152
TPG Partners VII, L.P.(f)(g)	North America	03/28/2024	1,316,196
TPG Partners VIII, L.P.(f)(g)	North America	03/28/2024	3,321,202
TPG STAR, L.P.(d)(f)	North America	09/29/2017	148,747
Trident VI, L.P.(f)(g)	North America	06/30/2023	6,474,238
Triton Fund III L.P.(d)(f)(g)	Europe	03/31/2021	211,710
Triton Fund IV L.P.(d)(f)(g)	Europe	06/30/2023	3,769,637
Vista Equity Partners Fund V, L.P.(d)(f)(g)	North America	09/30/2018	15,102,497
Vista Equity Partners Fund VI, L.P.(d)(f)(g)	North America	03/28/2024	1,165,965
Vista Equity Partners Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	848,472
Warburg Pincus Global Growth, L.P.(d)(f)(g)	North America	06/30/2022	8,156,889
Warburg Pincus Private Equity XI, L.P.(g)	North America	12/31/2021	3,570,897
Warburg Pincus Private Equity XI-B, L.P.(g)	North America	03/31/2022	2,870,485
Warburg Pincus Private Equity XII, L.P.(d)(f)(g)	North America	06/30/2022	6,067,626
Warburg Pincus Private Equity XII-B, L.P.(d)(g)	North America	03/31/2022	4,003,467
WCAS XIII, L.P.(d)(f)(g)	North America	03/28/2024	597,032
Webster Equity Partners Bristol CF, L.P.(d)(f)(g)	North America	10/15/2021	9,697,371
Wind Point Partners AAV, L.P.(d)(f)(g)	North America	06/29/2021	651,941

Private Equity Investments (87.05%)(a)(b) (Continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (76.95%) (Continued)
Wind Point Partners VII-B, L.P.(d)(f)	North America	09/29/2017	$124,702
WP AUSA, L.P.(d)(f)(g)	North America	07/22/2019	8,242,591
Total Secondary Investments			1,261,283,938

Total Private Equity Investments (Cost $1,268,745,455)			$1,426,913,658

Short-Term Investments (24.78%)	Fair Value
Money Market Funds (24.78%)
Fidelity Government Portfolio, Class I, 5.14%(e)	404,420,985
JPMorgan US Government Money Market Fund, 5.07%(e)	1,815,486

Total Money Market Funds	406,236,471

Total Short-Term Investments (Cost $406,236,471)	$406,236,471

Total Investments (111.84%) (Cost $1,674,981,926)	$1,833,150,129

Liabilities in Excess of Other Assets (-11.84%)	(193,960,100)
Net Assets (100.00%)	$1,639,190,029

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2024 was $1,268,745,455 and $1,426,913,658, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 87.05%

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of June 30, 2024, the aggregate cost of each investment restricted to resale was: $2,887,826, $4,088,138, $7,840,447, $4,217,238, $925,931, $119,813, $0, $1,178,493, $241,794, $6,580,647, $4,723,011, $108,862, $2,596,485, $2,884,771, $4,717,911, $48,353, $1,435,514, $1,918,220, $3,351,062, $0, $2,379,125, $878,961, $4,460,881, $2,600,615, $4,635,200, $0, $2,858,447, $5,293,374, $0, $3,414,904, $885,148, $2,059,731, $364,498, $2,509,776, $8,176,381, $417,476, $4,525,000, $2,706,123, $6,465,726, $2,090,476, $13,322,215, $5,542,836, $2,252,465, $2,724,226, $5,029,061, $2,966,546, $757,050, $10,145,036, $3,650,537, $1,935,594, $1,548,176, $2,090,296, $5,374,051, $3,820,653, $364,443, $41,815, $1,645,522, $2,530,925, $1,361,515, $11,610,029, $21,760,019, $1,080,739, $1,898,545, $25,901,340, $154,778, $1,747,198, $406,876, $20,004, $15,903,649, $207,218, $874,757, $547,290, $3,873,937, $6,826,839, $1,196,347, $1,466,080, $7,370,000, $2,308,026, $2,154, $182,303, $391,357, $1,882,962, $2,429,281, $0, $16,967,972, $962,325, $1,529,463, $5,488,774, $5,456,640, $999,744, $49,422, $170,194, $149,691, $724,407, $1,475,380, $15,304,802, $1,176,668, $402,510, $9,828,520, $1,022,947, $2,152,356, $47,896, $10,244,446, $6,040,488, $1,215,917, $6,367,075, $423,216, $445,286, $426,379, $374,154, $1,292,965, $1,067,721, $4,647,429, $4,252,972, $838,980, $127,495, $430,570, $5,216,836, $17,320,897, $1,499,072, $666,318, $53,331, $4,869,019, $1,757,547, $17,477,759, $15,545,080, $9,959,106, $229,064, $9,051,479, $688,460, $2,818,861, $1,063,799, $0, $216,690, $21,757, $17,502,755, $4,222,513, $699,692, $2,819,192, $192,165, $2,496,333, $494,336, $22,504,567, $2,108,640, $697,565, $318,530, $151,461, $1,611,792, $730,916, $6,808,424, $3,242,946, $12,190,046, $2,668,633, $212,127, $235,566, $126,582, $1,177,767, $1,582,190, $4,654,474, $1,216,176, $848,993, $1,223,057, $930,347, $496,116, $2,369,386, $8,320,375, $112,071, $4,342,764, $127,519, $1,953,611, $212,384, $1,309,870, $746,520, $5,787,378, $1,516,171, $1,037,240, $13,778, $1,429,956, $1,185,423, $3,543,849, $4,024,980, $3,144,333, $3,086,220, $717,805, $905,596, $1,888,254, $1,741,331, $294,786, $4,449,669, $14,911,588, $2,517,881, $163,282, $9,801,522, $19,225,720, $2,218,092, $17,736,211, $16,951, $261,086, $203,075, $1,233,601, $1,736,074, $2,317,427, $1,493,507, $17,137,295, $893,122, $0, $1,701,384, $4,436,169, $1,261,076, $10,888,923, $13,034,665, $6,779,339, $21,923,293, $14,270,150, $13,516,489, $2,399,714, $7,713,928, $757,441, $913,751, $475,927, $790,890, $21,743,603, $3,460,423, $184,439, $3,917,088, $157,636, $1,817,092, $4,739,329, $1,580,343, $1,340,088, $2,989,637, $329,763, $560,617, $136,347, $712,527, $44,383, $40,228, $1,612,660, $168,084, $2,113,308, $1,241,642, $629,587, $3,707,253, $0, $936,730, $2,983,992, $8,663,461, $2,068,183, $3,088,751, $10,272, $2,012,666, $2,976,915, $777,423, $193,609, $6,043,896, $1,560,613, $29,533, $2,000,462, $396,618, $7,751,770, $339,516, $0, $904,846, $174,902, $230,533, $5,000,000, $88,504, $1,040,174, $1,260,760, $4,281,962, $3,487,997, $7,600,706, $1,478,386, $35,444,980, $166,027, $431,619, $837, $45,196, $4,806,734, $3,212,816, $20,907,590, $15,536, $7,695,962, $512,940, $8,692,360, $9,164,519, $4,060,099, $269,249, $6,464,539, $19,151, $2,186,077, $361,457, $3,459,400, $6,057,741, $17,223,203, $13,164,420, $6,414,863, $4,285,377, $3,260,627, $6,023, $14,852, $256,800, $5,894,620, $490,791, $783,059, $4,855,102, $23,994,563, $4,058,143, $542,523, $889,789, $451,689, $904,194, $600,132, $4,008,487, $675,116, $2,036,010, $887,625, $1,759,690, $1,232,827, $1,276,358, $20,672, $328,920, $11,671,981, $956,950, $855,338, $495,237, $243,191, $471,830, $1,097,436, $20,352, $113,418, $15,642,570, $13,220,020, $198,753, $457,546, $2,115,985, $267,492, $21,751, $4,383,905, $2,042,420, $319,883, $1,469,757, $795,760, $1,621,908, $481,628, $4,530,523, $223,169, $1,698,073, $12,133,508, $801,053, $391,997, $5,480,891, $3,527,885, $3,045,762, $5,827,866, $5,358,826, $408,766, $9,633,471, $938,456, $473,866 and $4,960,000, respectively, totaling, $1,268,745,455.

(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

(d)	Non-income producing security.

(e)	The rate shown is the annualized 7-day yield as of June 30, 2024.

(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of June 30, 2024.

(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments, money market mutual funds and marketable equity security, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The Fund values equity securities that are traded on a national securities exchange at their last reported sales price. To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$406,236,471	$–	$–	$406,236,471
TOTAL	$406,236,471	$–	$–	$406,236,471

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2024, $1,426,913,658 was fair valued utilizing NAV as a practical expedient.

As of June 30, 2024 there were no level 3 investments held in the Fund. For the three months ended June 30, 2024, the Fund did not have any transfers in or out of Level 3 of the fair value hierarchy.